Commitments And Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Commitments And Contingencies [Line Items]
Future sublease rental inflows	$ 4,000,000
Operating leases, residual value of leased assets	100,000,000
Percentage of payment on defaulting party's obligation on assumed liabilities	50.00%
Vehicle purchase commitments over the next 12 months	6,700,000,000
Aggregate purchase obligations	112,000,000
Receivables due from former subsidiaries	352,000,000	378,000,000	439,000,000
Liabilities accrued for asset retirement obligations	25,000,000
Loss Contingency, Range of Possible Loss, Portion Not Accrued	20,000,000
Realogy
Schedule Of Commitments And Contingencies [Line Items]
Percentage of assumption of contingent and other corporate liabilities	62.50%
Receivables due from former subsidiaries	60,000,000
Wyndham
Schedule Of Commitments And Contingencies [Line Items]
Percentage of assumption of contingent and other corporate liabilities	37.50%
Receivables due from former subsidiaries	36,000,000
Realogy Wyndham And Travelport | Real Estate Leases
Schedule Of Commitments And Contingencies [Line Items]
Maximum potential amount of future payments under guarantees	33,000,000
Liability recorded in connection with guarantees	$ 1,000,000